Right to Use Assets and Lease Liability - Schedule of Right Use of Assets (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Operating lease right-of-use asset, net	$ 444,514	$ 473,242	$ 559,568
Right to Use Assets Net - Related Party [Member]
Operating lease right-of-use asset, net	60,486	69,884
Right to Use Assets Net [Member]
Operating lease right-of-use asset, net	51,621	53,799
Right to Use Assets Net One [Member]
Operating lease right-of-use asset, net	$ 332,407	$ 349,559